Cover	Oct. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-11460
Entity Registrant Name	Ernexa Therapeutics Inc.
Entity Central Index Key	0000748592
Entity Tax Identification Number	31-1103425
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1035 Cambridge Street
Entity Address, Address Line Two	Suite 18A
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	798-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.005 per share
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ERNA
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	ERNAW
Security Exchange Name	NASDAQ